Goodwill and intangible assets - Intangible Assets by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 4,790	$ 4,881
Accumulated amortization	(1,778)	(1,774)
Net carrying amount	3,012	3,107	$ 3,220
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,199	2,296
Accumulated amortization	(1,778)	(1,774)
Net carrying amount	$ 421	522
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer contracts—Investment Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 1,435	1,520
Accumulated amortization	(1,199)	(1,214)
Net carrying amount	$ 236	306
Finite-lived Intangible Assets | Customer contracts—Investment Services | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 705	712
Accumulated amortization	(564)	(544)
Net carrying amount	$ 141	168
Finite-lived Intangible Assets | Customer relationships | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 59	64
Accumulated amortization	(15)	(16)
Net carrying amount	$ 44	48
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	14 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,591	2,585
Net carrying amount	2,591	2,585
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,295	1,293
Net carrying amount	1,295	1,293
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,296	1,292
Net carrying amount	$ 1,296	$ 1,292